Initial Public Offering (Details) - $ / shares				9 Months Ended	10 Months Ended
	May 30, 2023	May 24, 2023	Mar. 08, 2023	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Initial business combination expire term	5 years			5 years	5 years
Shares price (in Dollars per share)					$ 10.05
After the closing business combination commercially efforts of business days				20 days
Effective within business days				60 days
Exercise price of warrants (in Dollars per share)					$ 0.01
Minimum number of trading days				20 days	20 years
Consecutive trading day threshold				30 days	30 years
Number of shares issued		575,000	5,750,000
Number of shares issued per unit	1
Redemption to the warrant holders					18
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Warrant [Member]
Initial Public Offering [Line Items]
Exercise price of warrants (in Dollars per share)				$ 0.01
Minimum redemption periods				30 days
Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5
Number of ordinary shares	1
Ordinary shares trading days				10 days
Exercise price of warrants (in Dollars per share)	$ 11.5
Class A Ordinary Share [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5			$ 18
Number of ordinary shares	1			1
Warrants issued				20,150,000
Warrants shares outstanding				20,150,000	20,150,000
Shares price (in Dollars per share)				$ 11.5	$ 11.5
Exercise price of warrants (in Dollars per share)				$ 18	$ 18
Warrants shares issued					20,150,000
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of unit	25,000,000
Purchase price per share (in Dollars per share)	$ 10
Shares price (in Dollars per share)	$ 10.05
Number of shares issued	25,000,000
Initial Public Offering [Member] | Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of unit	3,000,000
Number of shares issued	3,000,000